LEASES (Schedule of Right-of-use Assets) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Disclosure Of Leases [Line Items]
As of January 1, 2019		¥ 1,803
Depreciation charge		(1,187)
As of December 31, 2019		616	1,803
USD [Member]
Disclosure Of Leases [Line Items]
As of January 1, 2019 | $	$ 259
Depreciation charge | $	(171)
As of December 31, 2019 | $	$ 88
Buildings [Member]
Disclosure Of Leases [Line Items]
As of January 1, 2019		1,803
Depreciation charge		(1,187)
As of December 31, 2019		¥ 616	¥ 1,803